Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit		12 Months Ended
	Jul. 21, 2021 shares	Dec. 31, 2020 shares
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		1,358,459,707
Exchange Ratio	0.1413
The Commitment to issue the Company’s Common Stock	244,293,395,000
Redeemable Preference Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		470,588,235
Exchange Ratio		0.1413
Class B Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		452,941,177
Exchange Ratio		0.1413
Class A-1 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		73,306,184
Exchange Ratio		0.1413
Class A-2 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		138,737,629
Exchange Ratio		0.1413
Class A-3 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		1,281,976
Exchange Ratio		0.1413
Class A Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		71,551,672
Exchange Ratio		0.1413
Class B Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
Outstanding Shares Immediately Before Conversion on Closing Date		150,052,834
Exchange Ratio		0.1413
Class A Common Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	127,949,403	127,949,403
Class A Common Stock [Member] | Redeemable Preference Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		66,494,117
Class A Common Stock [Member] | Class A-1 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		10,358,162
Class A Common Stock [Member] | Class A-2 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		19,603,624
Class A Common Stock [Member] | Class A-3 Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		181,143
Class A Common Stock [Member] | Class A Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		10,109,892
Class A Common Stock [Member] | Class B Ordinary Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		21,202,465
Class B [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock	64,000,588	64,000,588
Class B [Member] | Class B Convertible Preferred Stock [Member]
Business Combination (Details) - Schedule of consolidated statements of stockholders’ equity deficit [Line Items]
The Commitment to issue the Company’s Common Stock		64,000,588